Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value		$ 1	$ 1	$ 1
Common stock, shares authorized		1,473,162	1,298,162	1,298,162
Common stock, shares issued		1,473,162	1,298,162	1,298,162
Common stock, shares outstanding		1,473,162	1,298,162	1,298,162
SEALS Corp
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	7,501,500	7,501,400
Common stock, shares outstanding	7,501,500	7,501,400
SEALS Corp | F Share
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,499,700	1,499,700
Common stock, shares outstanding	1,499,700	1,499,700